Filed electronically with the Securities and Exchange Commission on March 2, 1999.

                                                                File No. 2-13627
                                                                 File No. 811-42

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ------

         Post-Effective Amendment No.   77
                                      ------

                                                     and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   38
                       ------

                             Scudder Portfolio Trust
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                            -------------
                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                    immediately upon filing pursuant to paragraph (b)
          --------
                    on _____________ pursuant to paragraph (b)
          --------
                    60 days after filing pursuant to paragraph (a)(i)
          --------
               X    on May 1, 1999 pursuant to paragraph (a)(i)
          --------
                    75 days after filing pursuant to paragraph (a)(ii)
          --------
                    on __________ pursuant to paragraph (a)(ii) of Rule 485.
          --------

If appropriate, check the following:


          -------- this post-effective amendment designates a new effective date for a previously filed post- effective amendment

                             SCUDDER PORTFOLIO TRUST

                               SCUDDER INCOME FUND
                              SCUDDER BALANCED FUND
                          SCUDDER HIGH YIELD BOND FUND
                           SCUDDER CORPORATE BOND FUND

SCUDDER

BOND/U.S.



U.S. Income Funds

Scudder Short Term
Bond Fund
Fund #022

Scudder GNMA Fund
Fund #006

Scudder Income Fund
Fund #063

Scudder Corporate
Bond Fund
Fund #308

Scudder High Yield
Bond Fund
Fund #008


Prospectus
January 1, 1999




The Securities and Exchange Commission (SEC) does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

Scudder U.S. Income Funds

How the funds work

   2   Short Term Bond Fund

   6   GNMA Fund

  10   Income Fund

  14   Corporate Bond Fund

  18   High Yield Bond Fund

  22   Fund Details

  23   Who Manages the Funds

  25   Financial Highlights


How to invest in the funds

  31   How to Buy Shares

  32   How to Sell or Exchange Shares

  33   Policies You Should Know About

  37   Understanding Distributions and Taxes

--------------------------------------------------------------------------------
Design of divider pages to be determined.
--------------------------------------------------------------------------------

How the funds work
------------------

These funds invest mainly in bonds and other types of debt securities.

Taken as a group, they represent a spectrum of approaches to investing for income, from a conservative approach that emphasizes stability of share price to a more aggressive (and risky) approach that focuses not just on high income but total return. Each fund follows its own goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. Their share prices will go up and down, so be aware that you could lose money.

You can also access all Scudder fund prospectuses online at:
http://funds.scudder.com
ticker symbol | SCSTX                                          fund number | 022

Scudder Short Term Bond Fund

Investment approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of investors' capital. It does this by investing mainly in bonds with short remaining maturities.

The fund can buy many types of income-producing securities, among them corporate bonds, mortgage- and asset-backed securities and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. Mortgage- and asset-backed securities may represent a substantial portion of the fund's assets, because of their potential to offer high yields while also meeting the fund's quality policies.

In deciding which types of securities to buy and sell, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis to look for bonds that may be undervalued.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it below three years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING TWO PARAGRAPHS

--------------------------------------------------------------------------------
QUALITY POLICIES

This fund normally invests at least 65% of assets in two types of bonds: U.S government and agency securities, and corporate securities that, , when purchased, are in the top two grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis.

The fund could put up to 35% of assets in bonds of the third and fourth credit grades, which are still considered investment-grade, but can't buy any junk bonds.
--------------------------------------------------------------------------------



2 | Scudder Short Term Bond Fund

--------------------------------------------------------------------------------
icon
to come:            This fund may make sense for investors who
a person            want higher yields than a money market fund
weighing            and can accept some risk to principal.
possibilities
and options
--------------------------------------------------------------------------------

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor with this fund is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. The fund's relatively short duration should reduce the effect of this risk, but will not eliminate it. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) Changes in interest rates will also affect the fund's yields: when rates fall, fund yields tend to fall as well.

Mortgage- and asset-backed securities carry other interest rate risks, which could make the fund's share price and yields more variable. A large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Conversely, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to sell them at a loss or endure low yields.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o    a bond could decline in credit quality or go into default

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                                Scudder Short Term Bond Fund | 3
icon
to come:            While a fund's past performance isn't necessarily
a magnifying        a sign of how it will do in the future, it can be
glass being         valuable for an investor to know. This page
held up to a        looks at fund performance two different ways:
bar chart           year by year and over time.

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

 Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0     -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98

1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
 Fund                          0.00       0.00        0.00
 Index                         0.00       0.00        0.00

Index: Salomon Brothers Inc. Treasury/Government Sponsored Corporate Index, an unmanaged index of Treasury, government sponsored agency, and corporate securities with maturities of 1 - 3 years.


4 | Scudder Short Term Bond Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

 Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*    These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000


                                                Scudder Short Term Bond Fund | 5
ticker symbol | SGMSX                                          fund number | 006

Scudder GNMA Fund

Investment approach

The fund seeks to provide high income. It does this by investing mainly in "Ginnie Maes": mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund can also invest in U.S. Treasury securities. With these types of securities, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

In deciding which types of securities to buy and sell, the managers first consider the relative attractiveness of Ginnie Maes compared to Treasuries and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds, and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness. The managers may also adjust the fund's duration (a measure of sensitivity to interest rate movements), depending on their outlook for interest rates.

While they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.


THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING TWO PARAGRAPHS

--------------------------------------------------------------------------------
Quality Policies

This fund normally invests at least 65% of assets in Ginnie Maes (and typically more than that). To the extent that it does buy other securities, they must carry the same "full faith and credit" guarantee of the U.S. Government.

This guarantee doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself. But it does guard against the risk of payment default with respect to securities that are guaranteed.
--------------------------------------------------------------------------------


6 | Scudder GNMA Fund
icon
to come:            This fund may interest investors who can accept
a person            moderate volatility and are seeking higher
weighing            yields than Treasuries, yet don't want to sacrifice
possibilities       credit quality.
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Ginnie Maes and other mortgage-backed securities carry other interest rate risks, which could make the fund's share price and yields more variable. A large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate; conversely, if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to sell them at a loss or endure low yields.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                                           Scudder GNMA Fund | 7
icon
to come:            While a fund's past performance isn't necessarily
a magnifying        a sign of how it will do in the future, it can be
glass being         valuable for an investor to know. This page
held up to a        looks at fund performance two different ways:
bar chart           year by year and over time.

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0      -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98


1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
 Fund                          0.00       0.00        0.00
 Index                         0.00       0.00        0.00

Index: Lehman Brothers Mortgage GNMA Index, a market-weighted measure of all fixed-rate securities backed by GNMA mortgage pools.



8| Scudder GNMA Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000


                                                           Scudder GNMA Fund | 9
ticker symbol | SCSBX                                          fund number | 063

Scudder Income Fund

Investment approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with the prudent investment of capital. It does this by using a flexible investment program that emphasizes high-quality bonds.

The fund can buy many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds, mortgage- and asset-backed securities, and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted if denominated in U.S. dollars.

The managers may shift the proportions of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis to look for bonds that may be undervalued or show improving credit.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.


THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING THREE PARAGRAPHS

--------------------------------------------------------------------------------

Quality Policies

The fund normally invests at least 65% of assets in bonds that, when purchased, are in the top three grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis.

The fund can buy junk bonds, too, within limits: no more than 20% of assets, and only within the fifth and sixth credit grades (i.e., as low as B). Junk bonds generally pay higher yields, in exchange for higher volatility and higher risk of default on payments of interest or principal.
--------------------------------------------------------------------------------


10 | Scudder Income Fund
icon                     This fund -- America's oldest no-load mutual
to come:                 fund -- is designed for investors who are
a person                 looking for a relatively high level of income
weighing                 and can accept a moderate level of risk to
possibilities            their investment.
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some types of bonds could be paid off substantially earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, performance could also be hurt if the bonds are paid off substantially later than expected

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                                        Scudder Income Fund | 11
icon                While a fund's past performance isn't necessarily
to come:            a sign of how it will do in the future, it can be
a magnifying        valuable for an investor to know. This page
glass being         looks at fund performance two different ways:
held up to a        year by year and over time.
bar chart

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0      -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98



1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
 Fund                          0.00       0.00        0.00
 Index                         0.00       0.00        0.00



Index: Lehman Brothers Aggregate Bond Index, a market value-weighted measure of Treasury, government sponsored agency, and corporate bond issues and mortgage-backed securities.

12 | Scudder Income Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000

                                                        Scudder Income Fund | 13
ticker symbol| SCCBX                                           fund number | 308

Scudder Corporate Bond Fund

Investment approach

The fund seeks to provide high income as well as total return. It does this by investing mainly in corporate bonds. Generally, most of the fund's bonds are from U.S. issuers, but bonds of foreign issuers are permitted.

In deciding which securities to buy and which to sell, the managers use independent analysis to look for bonds that may be undervalued. In particular, they look for those show improving credit or are issued by companies that are well established or that may be about to undergo some type of positive restructuring. Based on their analysis of economic and market trends, the managers may favor bonds from certain segments of the economy at any given time, while still maintaining variety in terms of the companies and industries represented.

The fund does have the option of investing in other types of bonds, such as Treasuries and mortgage- and asset-backed securities. In the past, the fund has held few of these securities, if any. But from time to time, when they are especially attractive relative to corporate bonds, the fund may invest in them more substantially.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between five and ten years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING TWO PARAGRAPHS

--------------------------------------------------------------------------------
Quality Policies

This fund normally invests at least 65% of assets in bonds that, when purchased, are in the top four grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis.

The fund could put up to 35% of assets in junk bonds (those below the top four credit grades). Junk bonds generally pay higher yields, in exchange for higher volatility and risk of default on payments. The fund usually won't buy bonds in the lowest two credit grades (i.e., C and D).
--------------------------------------------------------------------------------

14 | Scudder Corporate Bond Fund
icon
to come:            This fund may appeal to investors who want
a person            higher yields and are not as concerned about
weighing            risk as more conservative investors.
possibilities
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well and its securities become less desirable.

Other factors that could affect performance include:

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o some types of bonds could be paid off substantially earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, performance could also be hurt if the bonds are paid off substantially later than expected

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them

o    some derivatives could produce disproportionate losses

                                                Scudder Corporate Bond Fund | 15
icon
to come:            While a fund's past performance isn't necessarily
a magnifying        a sign of how it will do in the future, it can be
glass being         valuable for an investor to know. This page
held up to a        looks at fund performance two different ways:
bar chart           year by year and over time.

The fund's track record

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.


16 | Scudder Corporate Bond Fund

How much investors pay

Some funds charge a fee for maintaining an account or for buying and selling shares. Because this is a no-load fund, it doesn't have any of these shareholder fees. The fund does have annual operating expenses, which are paid from the fund's assets. As an investor in the fund, you pay these expenses indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
                                                        None

 Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000

                                                Scudder Corporate Bond Fund | 17
ticker symbol | SHBDX                                          fund number | 008

Scudder High Yield Bond Fund

Investment approach

The fund seeks to provide high income and, secondarily, capital appreciation. It does this by investing mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of assets could be in bonds from foreign issuers.

In deciding which securities to buy and which to sell, the managers rely on extensive independent analysis to look for bonds that may be undervalued. In particular, they look for bonds from three types of issuers:

o young, growing companies that seem to have good business prospects and whose credit is gaining strength

o companies that have stable or growing cash flows and appear able to improve their balance sheets

o established companies that may have been through setbacks but now look to be regaining their financial health, perhaps in conjunction with some type of positive restructuring

Based on their analysis of economic and market trends, the managers may favor bonds from certain segments of the economy at any given time, while still maintaining variety in terms of the companies and industries represented.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between five and ten years. Also, while they're permitted to use some types of derivatives (contracts whose value is based on indices, commodities, or securities), the managers don't intend to use them extensively, and might not use them at all.

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING THREE PARAGRAPHS

--------------------------------------------------------------------------------

Quality Policies

This fund normally invests at least 65% of assets in U.S. junk bonds. These are bonds that, when purchased, are below the top four grades of credit quality, either by virtue of an independent rating or (if unrated) Scudder Kemper's own credit analysis. Junk bonds generally pay higher yields, in exchange for higher volatility and higher risk of default on payments of interest or principal.

The fund could put up to 35% of assets in bonds with higher credit quality, but normally invests less in them.

--------------------------------------------------------------------------------

18 | Scudder High Yield Bond Fund
icon
to come:                 This fund is designed for investors who
a person                 are seeking high total return and can accept
weighing                 higher risk and volatility -- typically investors
possibilities            with longer time horizons in mind.
and options

Main risks to investors

There are several risk factors that could reduce the yields you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

For this fund, the main factor is the economy. Because the companies that issue junk bonds are generally in uncertain financial health, the prices of junk bonds can be vulnerable to bad economic news, or even the expectation of bad news. This may affect a company, an industry, or the junk market as a whole. In some cases, bonds may decline in credit quality or go into default.

Another factor is interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in rates means a 1% fall in value for every year of duration, although with junk bond investments the correlation is not as exact.) An increase in its duration would make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well and its securities become less desirable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance

o    some derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them; this risk can be greater for junk bonds than for higher quality bonds


                                               Scudder High Yield Bond Fund | 19
icon                     While a fund's past performance isn't necessarily
to come:                 a sign of how it will do in the future, it can be
a magnifying             valuable for an investor to know. This page
glass being              looks at fund performance two different ways:
held up to a             year by year and over time.
bar chart

The fund's track record

In the bar chart, you can see how the fund's total return has varied from year to year. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index. All figures on this page assume reinvestment of dividends and distributions.

Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 0      -0      0     0     0      0     0     0     0     0

`89    `90    `91   `92   `93    `94   `95   `96    `97   `98


1999 Total Return as of March 31: 0.00%

Best Quarter: Q0 `90, 0.00%    Worst Quarter: Q0 `90, -0.00%

Average Annual Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                                                      Since
                                         1 Year     Inception
--------------------------------------------------------------------------------
 Fund                                     0.00        0.00^1
 Index                                    0.00        0.00^2

Index: Merrill Lynch High Yield Master Index, an unmanaged index that broadly reflects corporate bonds that are below investment-grade.


1  Inception: 6/28/96           2  Since 6/30/96



20 | Scudder High Yield Bond Fund

How much investors pay

Shareholder fees are charged directly to your account; this fund has no sales charges, only a short-term redemption fee. Annual operating expenses are paid from the fund's assets. As an investor in the fund, you pay them indirectly.

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (% of your investment)
--------------------------------------------------------------------------------
 Sales Charge                                           None
 Redemption Fee on Shares Owned Less than One Year      1.00

Annual Operating Expenses (% of average daily net assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00
Distribution (12b-1) Fee                                None
Other Expenses                                          0.00
Total Annual Operating Expenses                         0.00
                                                        ----
Expense Reimbursement                                   0.00
Net Annual Operating Expenses*                          0.00
                                                        ====

*  These expenses will be capped at o.oo% through 00/00/00.

Expense Example
--------------------------------------------------------------------------------

Here's an example of what the costs shown above might add up to over several time periods. The example uses the same assumptions as other mutual fund prospectuses: it assumes you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is for comparison only -- actual returns will be different, and fund expenses may change.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000

                                               Scudder High Yield Bond Fund | 21

Fund Details

Other policies and risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund could change its investment goal and other policies without the approval of its shareholders.

o These funds may trade more securities than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o As a defensive measure, any of these funds could shift up to 100% of assets into money market securities. This could prevent losses, but would mean that the fund was not pursing its goal.

o This prospectus doesn't tell you about every policy or risk of investing in the funds, only the main ones. If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

THE FOLLOWING CALLOUT BOX WAS NEXT TO THE PRECEDING PARAGRAPH

--------------------------------------------------------------------------------

YEAR 2000 ISSUES

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. The adviser and the funds have a year 2000 readiness program to address this problem, and are also researching the readiness of their suppliers and business partners as well as issuers of securities the funds own. In spite of these precautions, there's still some risk that the year 2000 problem could affect the fund's operations, some of its investments, or securities markets in general.



22 | Fund Details

Who Manages the Funds

The investment adviser

The investment adviser for these funds (the company with overall responsibility for fund management) is Scudder Kemper Investments, Inc., located at Two International Place, Boston, MA, 02111. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $00 billion under management.

Scudder Kemper takes a team approach to asset management. Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. The schedules of these fees are disclosed in each fund's fee table. Below are the actual rates paid by each fund for 1998, as a percentage of each fund's average daily net assets.


 Fund Name                                         Fee paid
--------------------------------------------------------------------------------
 Scudder Short Term Bond Fund                       0.00%
 Scudder GNMA Fund                                  0.00%
 Scudder Income Fund                                0.00%
 Scudder High Yield Bond Fund                       0.00%

For Corporate Bond Fund, the rate is 0.65% of the fund's average daily net assets, although Scudder Kemper has agreed to waive this fee through August 31, 1999.

                                                              Fund Details |  23

The portfolio managers

Below are the people who handle the day-to-day management of each fund in this prospectus.

Scudder Short Term Bond Fund
  Stephen A. Wohler
  Lead Portfolio Manager
     o Began  investment  career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

  Robert  Cessine
     o Began career in [YEAR]
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder GNMA Fund
  Richard L. Vandenbergh
  Lead Portfolio Manager
     o Began career in [YEAR]
     o Began managing assets (at
       another firm) in [YEAR]
     o Joined the adviser in 1996
     o Joined the fund team in 1998

  Scott E. Dolan
     o Began career in 1989
     o Joined the adviser in 1989
     o Joined the fund team in 1998

  John E. Dugenske
     o Began career in 1990
     o Began managing assets (at
       another firm) in [YEAR]
     o Joined the adviser and the
       fund team in 1998

Scudder Income Fund
  Stephen A. Wohler
  Lead Portfolio Manager
     o Began career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

  Kelly D. Babson
     o Began career in [YEAR]
     o Joined the adviser in 1994
     o Joined the fund team in 1998

  Robert Cessine
     o Began career in [YEAR]
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder Corporate Bond Fund
  Stephen A. Wohler
  Lead Portfolio Manager
     o Began career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

  Kelly D. Babson
     o Began career in [YEAR]
     o Joined the adviser in 1994
     o Joined the fund team in 1998

  Robert Cessine
     o Began career in [YEAR]
     o Joined the adviser in 1993
     o Joined the fund team in 1998

Scudder High Yield Bond Fund
  Kelly D. Babson
  Lead Portfolio Manager
     o Began career in [YEAR]
     o Joined the adviser in 1994
     o Joined the fund team in [YEAR]

  Stephen A. Wohler
     o Began career in 1979
     o Joined the adviser in 1979
     o Joined the fund team in 1998

24 | Who Manages the Funds

Financial Highlights

Scudder Short Term Bond Fund

Years ended December 31,             1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

                                                       Financial Highlights | 25

Scudder GNMA Fund

Years ended January  31,             1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

26 | Financial Highlights

Scudder Income Fund

Years ended January 31,              1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

                                                       Financial Highlights | 27

Scudder High Yield Bond Fund

Years ended January 31,              1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

28 | Financial Highlights

Scudder Corporate Bond Fund

Years ended January 31,              1998    1997     1996    1995    1994    1993
-----------------------------------------------------------------------------------

Per-share data ($)
-----------------------------------------------------------------------------------
Net asset value, beginning of period  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
Income from investment operations
  Net investment income               00.00   00.00   00.00   00.00   00.00   00.00
  Net gains or losses on securities
  (both realized and unrealized)     (00.00)  00.00   00.00   00.00   00.00   00.00
                                     ----------------------------------------------
   Total from investment operations   00.00   00.00   00.00   00.00   00.00   00.00
Less Distributions
  Dividends from net investment income 00.00 (00.00)  00.00   00.00   00.00   00.00
  Distributions from capital gains    00.00   00.00   00.00   00.00   00.00   00.00
  Returns of capital                  00.00   00.00   00.00   00.00   00.00   00.00
                                      ---------------------------------------------
   Total distributions                00.00   00.00   00.00   00.00   00.00   00.00
-----------------------------------------------------------------------------------
 Net asset value, end of period       00.00   00.00   00.00   00.00   00.00   00.00
                                      =============================================
 Total Return (%)                     00.00   00.00   00.00   00.00   00.00   00.00

Ratios/supplemental data (%)
-----------------------------------------------------------------------------------
 Ratio of expenses to average net
   assets                              0.00    0.00    0.00    0.00    0.00    0.00
 Ratio of net income to average net
   assets                             00.00   00.00   00.00   00.00   00.00   00.00
 Portfolio turnover rate             000.00  000.00  000.00  000.00  000.00  000.00
 Net assets, end of period
   ($ x 1,000)                      000,000 000,000 000,000 000,000 000,000 000,000

                                                       Financial Highlights | 29

--------------------------------------------------------------------------------
Design of divider pages to be determined.
--------------------------------------------------------------------------------


How to invest in the funds

The following pages tell you how to invest with us and what to expect as a shareholder. If you're investing directly with Scudder, this information applies to you as it is given here.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds" (please note that we can't accept checks from other parties that are made out to you and signed over to us).

                    First investment                              Additional investments

                    o $2,500 or more for regular accounts         o $100 or more for regular accounts

                    o $1,000 or more for IRAs                     o $50 or more for IRAs

                                                                  o $50 or more with an
                                                                    Automatic Investment Plan

By mail             o Fill out and sign an                        o Send a check and a Scudder
or express            application                                   investment slip to us at the
                                                                    appropriate address below
                    o Send it to us at the
                      appropriate address below,                  o If you don't have an investment
                      along with an investment check                slip,  simply include a letter
                                                                    with your name, account number,
                                                                    the full name of the fund, and
                                                                    your investment instructions

By wire             o Call 1-800-225-5163 for                     o Call 1-800-225-5163 for
                      instructions                                  instructions

In person           o Visit one of our Investor                   o Drop off your investment at
                      Centers,  where a Scudder                     any Scudder Investor Center
                      representative can help you                   (locations below)
                      fill out an application
                      (locations below)

By phone            --                                            o Call 1-800-225-5163 for
                                                                    instructions

With an             --                                            o To set up regular investments
automatic                                                           from a bank checking account,
investment                                                          call 1-800-225-5163
plan
                                                                  o Call 1-800-225-5163
Using                --
QuickBuy



icon                Regular mail:                                 Express, registered or certified:
to come:                                                          The Scudder Funds
a hard              The Scudder Funds                             66 Brooks Drive
addressing an       PO Box 2291                                   Braintree, MA 02184-XXXX
envelope            Boston, MA 02107-2291

                    Investor Centers: Boca Raton, FL o Boston, MA o Chicago, IL o
                    New York, NY o San Francisco,  CA



                                                          How to Buy Shares | 31

How to Sell or Exchange Shares

Use these instructions to sell or exchange shares in an account opened directly with Scudder.

                         Exchanging into another fund      Selling shares

                         o $2,500 to open a new            o Some transactions, including
                           account with an exchange          most for over $100,000, can
                                                             only be ordered in writing;
                         o $1,000 for IRAs                   if you're in doubt, see page 34
 By phone
 or wire                 o Call 1-800-225-5163 for         o Call 1-800-225-5163 for
                           instructions                      instructions

 Using SAIL(TM)          o Call 1-800-343-2890 and         o Call 1-800-343-2890 and
                           follow the instructions           follow the instructions

 By mail or fax          Write a letter that includes:     Write a letter that includes:

                         o the fund, class, and account    o the fund, class, and account
                           number you're exchanging          number from which you want
                           out of                            to sell shares

                         o the dollar amount or number     o the dollar amount or number
                           of shares you want to             of shares you want to sell
                           exchange
                                                           o your name(s), signature(s),
                         o the fund, class, and (unless      and address, as they appear
                           you're opening a new account)     on your account
                           the account number of the
                           fund you want to exchange into  o a daytime telephone number

                         o your name(s), signature(s),
                           and address, as they appear
                           on your account

                         o a daytime telephone number


With an                   --                               o To set up regular cash
automatic                                                    payments from a Scudder
withdrawal                                                   fund account, call
plan                                                         1-800-225-5163

Using                     --                               o Call 1-800-225-5163
QuickSell


icon                     Regular mail:                     Express, registered or certified:
to come:                 The Scudder Funds                 The Scudder Funds
a hand                   PO Box 2291                       66 Brooks Drive
addressing an            Boston, MA 02107-2291             Braintree, MA 02184-XXXX
envelope



                         Investor Centers: Boca Raton, FL o Boston, MA o Chicago, IL o
                         New York, NY o San Francisco, CA

32 | How to Sell or Exchange Shares
icon
to come:                 Questions? You can speak to a Scudder
person on the            representative between 8 a.m. and 8 p.m.
phone with               Eastern time on any fund business day
gesturing hand           by calling 1-800-225-5163.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below can affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business whenever the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares an any time. Once your order is received by Scudder Services, Inc., and they have determined that it is a "good order" according to the terms described in this prospectus, it will be processed at the next share price calculated.

Because orders placed through investment providers or at an Investor Center must be forwarded to Scudder Services before they can be processed, you'll need to allow extra time. A representative of your investment provider or the Investor Center should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. One exception: With the Short Term Bond Fund, wire transactions that arrive by 12:00 noon Eastern time will receive that day's dividend.


                                             Policies You Should Know About | 33
icon                     The  Scudder web site can be a valuable
to come:                 resource for investors with Internet access. Go
person at a              to  http://funds.scudder.com  to get up-to-date
computer                 information,  review balances or even place
                         orders for exchanges.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-225-5163.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. It's also possible that your bank may have its own fees for handling wires.

Exchanges among Scudder funds are an option for direct Scudder shareholders and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may reject purchase orders on the same grounds.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you're not bound by the $100,000 limit. You don't need a signature guarantee for an exchange.

34 | Policies You Should Know About

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions and credit unions. But beware: you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven business days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 business days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share prices
For each fund in this prospectus, the share price is the net asset value per share, or NAV. (The only exception is the 1.00% redemption fee on short-term investments in the High Yield Fund.) Each fund calculates its share price according to the following equation:



        Total assets - total liabilities          =   NAV
        --------------------------------
          Number of shares outstanding


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may value securities instead by using methods approved by a fund's Board of Trustees. In such a case, the fund's value for a security is likely to be different from quoted market values.

                                             Policies You Should Know About | 35
icon
to come:                 If you ever have difficulty placing an order
a hand                   by phone or fax, you can always send us your
addressing an            order in writing.
envelope

To the extent that a fund invests in securities that are traded primarily in foreign markets, these securities may be listed in foreign markets that are open on days when the fund doesn't price its shares. As a result, the value of a fund's holdings could change at a time when you aren't able to buy or sell fund shares.

Rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number

o charge you $10 (which is paid to the fund, not Scudder) if you maintain a balance of less than $2,500 in a non-retirement account and you don't have an automatic investment plan in place

o give you 60 days' written notice to close your account if the balance falls below $1,000 for any reason other than investment performance

o close your account and send you the proceeds if, after the 60 days' notice described above, you haven't either closed it yourself or brought the balance up to more than $1,000

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash; a redemption in kind may be for an entire order or only part of an order, but in any case is unlikely except with orders involving more than $250,000 or 1% of the fund's assets

36 | Policies You Should Know About

Understanding Distributions and Taxes

You're entitled to receive your share of the net earnings of any fund you are invested in. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) If a fund has no net dividends or net gains in a given period, it won't pay a distribution for that period.

The funds have regular schedules for paying out any earnings to shareholders:

o Income and short-term capital gains: declared daily and paid monthly, except for Income Fund, which declares and pays them in March, June, September, and December

o    Long-term capital gains: December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

                                      Understanding Distributions and Taxes | 37
icon                          Because each investor's tax situation is unique,
to come:                      it's always a good idea to as your tax
Uncle Sam                     professional about the tax consequences of your
                              investments.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:


Generally taxed as ordinary income

o    short-term capital gains from selling fund shares

o    income dividends you receive from the fund

o    short-term capital gains distributions you receive from the fund


Generally taxed as capital gains

o long-term capital gains from selling fund shares

o long-term capital gains distributions you receive from the fund


Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

38 | Understanding Distributions and Taxes

Notes

Notes

Notes

To Get  More  Information

Shareholder reports -- These include commentary from a fund's lead manager about recent market conditions and fund strategies. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. These reports are mailed automatically to fund shareholders.

Statement of Additional Information (SAI) -- This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a duplicating fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.



 Fund Name                           SEC File Number
--------------------------------------------------------------------------------
Scudder Short Term Bond Fund            000-0000
Scudder GNMA Fund                       000-0000
Scudder Income Fund                     000-0000
Scudder Corporate Bond Fund             000-0000
Scudder High Yield Bond Fund            000-0000

Scudder Funds                           SEC
PO Box 2291                             450 Fifth Street, N.W.
Boston, MA 02110-2291                   Washington, D.C. 20549-6009
1-800-225-5163                          1-800-SEC-0330
http://funds.scudder.com                http://www.sec.gov

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Scudder Balanced Fund

Prospectus
May 1, 1999

Seeking a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed-income securities.

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

No-Load/No Sales Charge

      "The place to plan your retirement"

CONTENTS

INVESTMENT OBJECTIVE
   An overview of the fund's goal and strategy, main risks, performance and expenses

ABOUT THE FUND
   Additional information that you should know about the fund
   PRINCIPAL STRATEGIES, INVESTMENTS AND
   ADDITIONAL PRINCIPAL RISKS
   A MESSAGE FROM THE PRESIDENT
   INVESTMENT ADVISER
   DISTRIBUTIONS
   TAXES
   FINANCIAL HIGHLIGHTS

ABOUT YOUR INVESTMENT
   Information about managing your fund account
   TRANSACTION INFORMATION
   BUYING AND SELLING SHARES
   PURCHASES
   EXCHANGES AND REDEMPTIONS
   INVESTMENT PRODUCTS AND SERVICES

INVESTMENT OBJECTIVE

The fund seeks a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed-income securities.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

INVESTMENT STRATEGIES

The fund normally invests between 50% to 75% of its net assets in common stocks and other equity investments. The remainder of the fund's assets will be invested in investment-grade debt securities or cash. In managing its portfolio, the fund uses a quality-orientated investment approach that is designed to reduce risk. The fund does not attempt to time the market. When changes in the overall financial climate - interest rates, capital flows, inflation, fiscal controls warrant action, the portfolio managers will generally make incremental adjustments to the fund's asset allocation.

In selecting equity securities, the fund seeks out, among other things, companies of above average financial quality with a history of paying regular dividends that also appear to offer opportunities for growth in earnings and capital. The fund will invest primarily in securities issued by medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. At least 65% of the value of the Fund's common stocks will be rated within the three highest credit rating categories by a nationally recognized rating association, or if unrated, judged to be of equivalent quality as determined by the Adviser. Typically, medium- to large-sized companies will meet these criteria. The fund invests primarily in U.S. companies but may also invest in the equity securities of foreign companies.

The portfolio management team typically sells a security when its stock valuation has become excessive relative to peer companies, if company fundamentals appear to be deteriorating, there is an unanticipated earnings disappointment and if a more attractive alternative is uncovered.

All of the fund's debt securities must be investment-grade at the time of purchase, with independent credit ratings of Aaa, Aa, A, Baa/AAA, AA, A, BBB (and their unrated equivalents). Of these, 75% must be high-grade, that is, rated within the three highest credit rating categories. At all times the fund will be invested at least 25% in fixed income securities. The fund will not invest in bonds below investment grade. Inside these bounds, the fund may invest in bonds of any maturity by U.S. and foreign governments or corporations. The fund selects individual bonds, based on [maturities and yields], with an emphasis on corporate bonds.

Of course, there can be no guarantee that, by following these investment strategies, the fund will achieve its objective.

Other Investments

To a more limited extent, the fund may, but is not required to, make the following investments:

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities or that are based on indices).

Risk Management Strategies

The fund manages risk in its stock allocation by diversifying widely among industries and companies. Stocks that pay high dividends can often provide a "cushion" of steady income during periods of high market volatility.

The fund's bond investments are diversified by maturity, credit quality and industry. The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and in other money market and short-term instruments. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The primary factor affecting this fund's performance is stock market movements. If certain sectors or securities don't perform as the portfolio managers expect, the fund could substantially underperform other balanced mutual funds or lose money. To the extent that the fund invests in bonds, the most significant risk is that interest rates will rise, and the prices of bonds held by the fund will fall in proportion to their duration. It is also possible that bonds in the fund's portfolio could be downgraded in credit rating or go into default. The fund's asset allocation could prove to be less appropriate in light of actual market conditions than those of other balanced mutual funds, and the portfolio managers' attempts to manage downside risk may also reduce performance in a strong market.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31 [Bar Graphics To Be Inserted]

--------------------------------------------------------------------------------
Total Return:     __%      __%     __%      __%       __%

Year:             1998     1997    1996     1995     1994
--------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was __% (the _ quarter of 19__), and the fund's lowest return for a calendar quarter was __% (the _ quarter of 19__).

--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
                                                   S&P 500 Index
For periods ended                                 (60%) and LBAB
December 31, 1998                 Fund              Index (40%)
--------------------------------------------------------------------------------
One Year                         21.10%               21.06%
--------------------------------------------------------------------------------
Five Year                        15.41%               17.32%
--------------------------------------------------------------------------------
Since Inception (1/4/93)         13.47%               16.07%
--------------------------------------------------------------------------------

* The fund commenced operations on January 4, 1993. Index comparisons begin January 31, 1993.

The Standard & Poor's 500 Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Nasdaq Stock Market. The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of         NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                              NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                 NONE
dividends/distribution
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)           NONE*
--------------------------------------------------------------------------------
Exchange fee                                                      NONE
--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                    0.70%**
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                         NONE
--------------------------------------------------------------------------------
Other expenses                                                    0.64%
--------------------------------------------------------------------------------
Total annual fund operating expenses                              1.34%**
--------------------------------------------------------------------------------

*You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information: Exchanges or Redemptions."

**From January 1, 1998 until April 30, 1998 total annual fund operating expenses were capped at 1.10%, Expenses show above have been restated to reflect what the fund would have paid had the expense cap not been in place. Actual expenses for the fiscal year ended December 31, 1998 were: investment management fee 0.65%, other expenses 0.64% and total fund operating expenses 1.29%.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $  134
--------------------------------------------------------------------------------
Three Years                                $  425
--------------------------------------------------------------------------------
Five Years                                 $  734
--------------------------------------------------------------------------------
Ten Years                                  $1,613
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Financial highlights

The financial highlights table is intended to help you understand the fund's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in the fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         [INSERT TABLE]

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds; IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds is offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

Investment adviser

The fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser") Two International Place, Boston, MA, to manage the fund's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages your investment in the fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

The Adviser receives an investment management fee of 0.70% of the fund's average daily net assets on an annual basis. Until April 30, 1998, the Adviser agreed to maintain the annualized expenses of the fund at no more than 1.10% of the average daily net assets of the fund. As a result of this waiver, the Adviser received an investment management fee of 0.65% of the fund's average daily net assets for the fiscal year ended December 31, 1998.

Portfolio management

The fund is managed by a team of investment professionals who each plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the fund as indicated: The following investment professionals are associated with the fund as indicated:

--------------------------------------------------------------------------------
Name and Title        Joined the Fund     Responsibilities and Background
--------------------------------------------------------------------------------
Valerie F. Malter     1995                Valerie F. Malter, lead portfolio
Lead Manager                              manager, is responsible for the fund's
                                          investment strategy and daily
                                          operation. Ms. Malter joined the
                                          Adviser in 1995 and has over ten years
                                          of experience as an analyst covering a
                                          wide range of industries, and five
                                          years of portfolio management
                                          experience focusing on the stocks of
                                          companies with medium-to large-sized
                                          market capitalizations.

--------------------------------------------------------------------------------
George Fraise         1997                George Fraise, joined the Adviser and
Manager                                   the fund in 1997 and has over 10 year
                                          of industry experience as an
                                          international research analyst.
--------------------------------------------------------------------------------
Stephen A. Wohler     19__                Mr. Wohler has over 17 years
Manager                                   experience managing fixed-income
                                          ivnestments and has been with the
                                          Adviser since 1979.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which the fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to process correctly date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to address successfully the Year 2000 issue could result in interruptions to and other material adverse effects on the fund's business and operations, such as problems with calculating net asset value and difficulties in implementing the fund's purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by the fund or on global markets or economies generally.

Distributions

The fund intends to distribute dividends from its net investment income quarterly, in March, June, September and December. The fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December. An additional distribution may be made at a later date, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a distribution because you may receive part of your investment back as a taxable distribution.

A sale or exchange of shares is a taxable event and may result in a capital gain or loss, which may be long-term or short-term, generally depending on how long you owned the shares.

The fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

The fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

Processing time

All purchase and redemption requests received in good order at the fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value calculated at the close of trading that day. All other requests that are in good order will be executed the following business day.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-225-5163.

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in the fund's share price.

Minimum balances

Generally, shareholders who maintain a non-fiduciary account balance of less than $2,500 in the fund and have not established an automatic investment plan will be assessed an annual $10.00 per fund charge; this fee is paid to the fund. The fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.


Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Other Policies

The fund reserves the right to redeem in kind. That is, it may honor redemption requests with readily marketable fund securities instead of cash. There may be transaction costs associated with converting these securities to cash.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

The minimum initial investment is $2,500; $1,000 for IRAs. Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums - see appropriate plan literature. Make checks payable to "The Scudder Funds."

--------------------------------------------------------------------------------
By Mail            Send your completed and signed application and check
                   by regular mail to:      or by express, registered, or
                   The Scudder Funds        certified mail to:
                   P.O. Box 2291            The Scudder Funds
                   Boston, MA 02107-2291    66 Brooks Drive
                                            Braintree, MA 02184
--------------------------------------------------------------------------------
By Wire            Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person          Visit one of our Investor Centers to complete your
                   application with the help of a Scudder representative.
                   Investor Centers are located in Boca Raton, Boston, Chicago,
                   New York and San Francisco.
--------------------------------------------------------------------------------

To buy additional shares

The minimum additional investment is $100; $50 for IRAs. Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums - see appropriate plan literature. Make checks payable to "The Scudder Funds."

--------------------------------------------------------------------------------
By Mail            Send a check with a Scudder investment slip, or with a
                   letter of instruction including your account number and the complete fund name, to the appropriate address listed above.
--------------------------------------------------------------------------------
By Wire            Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person          Visit one of our Investor Centers to make an additional
                   investment in your Scudder fund account. Investor Center
                   locations are listed above.
--------------------------------------------------------------------------------
By Telephone       Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
By Automatic       You may arrange to make investments of $50 or more on a
Investment Plan    regular basis through automatic deductions from your bank
                   checking account. Please call 1-800-225-5163 for more
                   information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

The minimum investments are $2,500 to establish a new account and $100 to exchange among existing accounts.

--------------------------------------------------------------------------------
By                 To speak with a service representative, call 1-800-225-5163
Telephone          from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), the
                   Scudder Automated Information Line, call 1-800-343-2890
                   (24 hours a day).
--------------------------------------------------------------------------------
By Mail            Print or type your instructions and include:
or Fax             - the name of the fund and the account number you are
                     exchanging from;
                   - your name(s) and address as they appear on your account;

--------------------------------------------------------------------------------
                   - the dollar amount or number of shares you wish to exchange;
                   - the name of the fund and class you are exchanging into;
                   - your signature(s) as it appears on your account; and
                   - a daytime telephone number.
                   Send your instructions   or by express,        or by fax to:
                   by regular mail to:      registered, or
                                            certified mail to:
                   The Scudder Funds        The Scudder Funds     1-800-821-6234
                   P.O. Box 2291            66 Brooks Drive
                   Boston, MA 02107-2291    Braintree, MA  02184
--------------------------------------------------------------------------------
To sell shares
--------------------------------------------------------------------------------
By                 To speak with a service representative, call 1-800-225-5163
Telephone          from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), the
                   Scudder Automated Information Line, call 1-800-343-2890
                   (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.
--------------------------------------------------------------------------------
By Mail            Send your instructions for redemption to the appropriate
or Fax             address or fax number above and include:
                   - the name of the fund and account number you are redeeming from;
                   - your name(s) and address as they appear on your account;
                   - the dollar amount or number of shares you wish to redeem;
                   - your signature(s) as it appears on your account; and
                   - a daytime telephone number.
--------------------------------------------------------------------------------
By                 You may arrange to receive automatic cash payments
Automatic          periodically. Call 1-800-225-5163 for more information and an
Withdrawal         enrollment form.
Plan
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds[

Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
    Prime Reserve Shares*
    Premium Shares*
    Managed Shares*
  Scudder Government Money Market Series -- Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series -- Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund
  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund
  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education accounts

Retirement Programs                        Education Accounts
-------------------                        ------------------

Traditional IRA                            Education IRA
Roth IRA                                   UGMA/UTMA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Scudder Horizon Plan **++
(a variable annuity)

Closed-end funds#
-----------------

The Argentina Fund, Inc.                   Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.                      Scudder New Asia Fund, Inc.
The Korea Fund, Inc.                       Scudder New Europe Fund, Inc.
Montgomery Street Income Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*A class of shares of the fund.

**Not available in all states.

***Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

+ +Only the International Shares of the fund are part of the Scudder Family of Funds.

++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

#These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By phone:                                    In person:
--------------------------------------------------------------------------------
Call Scudder Investor Relations at           Public Reference Room
1-800-225-2470                               Securities and Exchange Commission,
Or                                           Washington, D.C.
For existing Scudder investors, call         (Call 1-800-SEC-0330
the Scudder Automated Information Line       for more information).
(SAIL) at 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By mail:                                     By internet:
--------------------------------------------------------------------------------
Scudder Investor Services, Inc.              http://www.sec.gov
Two International Place Boston,              http://www.scudder.com
MA 02110-4103
Or
Public Reference Section Securities and
Exchange Commission, Washington,
D.C. 20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------
The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-42
Printed with SOYINK   Printed on recycled paper

                              SCUDDER BALANCED FUND
                       A series of Scudder Portfolio Trust
            A No-Load Diversified Mutual Fund, which Seeks a Balance
                        of Growth and Income, as well as
                     Long-Term Preservation of Capital, from
                      a Diversified Portfolio of Equity and
                             Fixed-Income Securities

                                       and

                               SCUDDER INCOME FUND
                       A series of Scudder Portfolio Trust
                       A No-Load Diversified Mutual Fund,
               Seeking a High Level of Income Consistent with the
                          Prudent Investment of Capital

                                       and

                           SCUDDER CORPORATE BOND FUND
                       A series of Scudder Portfolio Trust

                        A No-Load Diversified Mutual Fund
            Seeking a High Level of Current Income Through Investment
             Primarily in Investment-Grade Corporate Debt Securities

                                       and

                          SCUDDER HIGH YIELD BOND FUND
                       A series of Scudder Portfolio Trust
      A No-Load Mutual Fund which seeks to provide a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999

--------------------------------------------------------------------------------

      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Balanced Fund, Scudder Income Fund, Scudder Corporate Bond Fund and Scudder High Yield Bond Fund, each dated May 1, 1999, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

      Each Annual Report to Shareholders for Scudder Balanced Fund dated December 31, 1998, Scudder Income Fund dated December 31, 1998, Scudder Corporate Bond Fund dated January 31, 1999 and Scudder High Yield Bond Fund dated January 31, 1999, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                                                                   Page
THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objectives and Policies of Scudder Balanced Fund..........................................1
         Investments..................................................................................................1
         Equity Investments...........................................................................................1
         Fixed-Income Investments.....................................................................................2
         General Investment Objective and Policies of Scudder Income Fund.............................................2
         General Investment Objective and Policies of Scudder Corporate Bond Fund.....................................3
         Investments..................................................................................................3
         Investment process...........................................................................................4
         General Investment Objective and Policies of Scudder High Yield Bond Fund....................................4
         Investments..................................................................................................5
         Investment process...........................................................................................6
         Development of the High Yield Bond Market....................................................................6
         High Yield Bonds-Portfolio Diversification...................................................................7
         Master/feeder structure......................................................................................9
         Investments and Investment Techniques........................................................................9
         Investment Restrictions.....................................................................................30

PURCHASES............................................................................................................32
         Additional Information About Opening An Account.............................................................32
         Minimum balances............................................................................................32
         Additional Information About Making Subsequent Investments..................................................33
         Additional Information About Making Subsequent Investments by QuickBuy......................................33
         Checks......................................................................................................33
         Share Price.................................................................................................34
         Share Certificates..........................................................................................34
         Other Information...........................................................................................34

EXCHANGES AND REDEMPTIONS............................................................................................35
         Special Redemption and Exchange Information for High Yield Bond Fund........................................35
         Exchanges...................................................................................................35
         Redemption by Telephone.....................................................................................36
         Redemption By QuickSell.....................................................................................37
         Redemption by Mail or Fax...................................................................................37
         Redemption-In-Kind..........................................................................................38
         Other Information...........................................................................................38

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................38
         The No-Load Concept.........................................................................................38
         Internet access.............................................................................................39
         Dividend and Capital Gain Distribution Options..............................................................40
         Scudder Investors Centers...................................................................................40
         Reports to Shareholders.....................................................................................41
         Transaction Summaries.......................................................................................41

THE SCUDDER FAMILY OF FUNDS..........................................................................................41

SPECIAL PLAN ACCOUNTS................................................................................................46
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase  Pension Plans for Corporations
              and Self-Employed Individuals..........................................................................46
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan  for Corporations and Self-Employed Individuals........47
         Scudder IRA:  Individual Retirement Account.................................................................47
         Scudder Roth IRA:  Individual Retirement Account............................................................48
         Scudder 403(b) Plan.........................................................................................48
         Automatic Withdrawal Plan...................................................................................48
         Group or Salary Deduction Plan..............................................................................49
         Automatic Investment Plan...................................................................................49
         Uniform Transfers/Gifts to Minors Act.......................................................................49

                                                                                                                   Page
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................49

PERFORMANCE INFORMATION..............................................................................................50
         Average Annual Total Return.................................................................................50
         Cumulative Total Return.....................................................................................51
         Total Return................................................................................................52
         Yield for Scudder Income Fund...............................................................................52
         Comparison of Fund Performance..............................................................................52

ORGANIZATION OF THE FUNDS............................................................................................55

INVESTMENT ADVISER...................................................................................................56
     TO BE UPDATED...................................................................................................59
         Personal Investments by Employees of the Adviser............................................................60

TRUSTEES AND OFFICERS................................................................................................60

REMUNERATION.........................................................................................................62
         Responsibilities of the Board--Board and Committee Meetings.................................................62
         Compensation of Officers and Trustees.......................................................................63

DISTRIBUTOR..........................................................................................................64

TAXES    ............................................................................................................64

PORTFOLIO TRANSACTIONS...............................................................................................68
         Brokerage Commissions.......................................................................................68
     TO BE UPDATED...................................................................................................69
         Portfolio Turnover..........................................................................................69

NET ASSET VALUE......................................................................................................69

ADDITIONAL INFORMATION...............................................................................................70
         Experts.....................................................................................................70
         Shareholder Indemnification.................................................................................70
         Other Information...........................................................................................71
     TO BE UPDATED...................................................................................................71

FINANCIAL STATEMENTS.................................................................................................72
         Scudder Balanced Fund.......................................................................................72
         Scudder Income Fund.........................................................................................72
         Scudder Corporate Bond Fund.................................................................................72
         Scudder High Yield Bond Fund................................................................................72

APPENDIX
         Ratings of Municipal and Corporate Bonds
         Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

(See "Investment objective and principal strategies" in each Fund's prospectus.)

      Scudder Balanced Fund, Scudder Income Fund, Scudder Corporate Bond Fund and Scudder High Yield Bond Fund (each a "Fund," collectively, the "Funds"), are series of Scudder Portfolio Trust (the "Trust"), a no-load, open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

General Investment Objectives and Policies of Scudder Balanced Fund

      Scudder Balanced Fund ("Balanced Fund") seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach designed to reduce risk.

      The Fund is intended to provide--through a single investment--access to a wide variety of seasoned stock and investment-grade bond investments. Common stocks and other equity investments provide long-term growth potential to help offset the effects of inflation on an investor's purchasing power. Bonds and other fixed-income investments provide current income and may, over time, help reduce fluctuations in the Fund's share price. While the Fund maintains a balanced investment program, its price can fluctuate daily with changes in stock market levels, interest rates and other factors. There can be no assurance that the Fund's objectives will be met.

      Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed by a vote of the Trustees without a shareholder vote.

Investments

      In seeking its objectives of a balance of growth and income as well as long-term preservation of capital, the Fund invests in a diversified portfolio of equity and fixed-income securities. The Fund invests, under normal circumstances, 50% to 75% of its net assets in common stocks and other equity investments. The Fund's remaining assets are allocated to investment-grade bonds and other fixed-income securities, including cash reserves. For temporary defensive purposes, the Fund may invest without limit in cash and in other money market and short-term instruments. It is impossible to predict for how long such alternate strategies may be utilized.

      The Fund will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), weighs the relative values of different asset classes and expectations for future returns. In doing so, the Adviser analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors.

      The Fund does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed-income investments are expected to occur in generally small increments within the guidelines adopted in the Fund's prospectus and this Statement of Additional Information. The Fund is designed as a conservative long-term investment program.

      While the Fund emphasizes U.S. equity and debt securities, it may invest a portion of its assets in foreign securities, including depositary receipts. The Fund's foreign holdings will meet the criteria applicable to its domestic investments. The international component of the Fund's investment program is intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

      In addition, the Fund may invest in securities on a when-issued or forward delivery basis and may utilize various other strategic transactions. Please refer to "Strategic Transactions and Derivatives" for more information.

Equity Investments

      The Fund normally invests at least 50%, but no more than 75%, of its net assets in equity securities. The Fund's equity investments generally consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the Adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's Corporation 500 Composite Price Index ("S&P 500"). The Fund invests primarily in securities issued by medium-to-large size domestic companies with annual revenues or market capitalization of at least $600 million and, in the opinion of the Adviser, offer above-average potential for price appreciation. The Fund seeks to invest in companies that have relatively consistent and above-average rates of growth; companies that are in a strong financial position with high credit standings and profitability; firms with important business franchises, leading products, or dominant marketing and distribution systems; companies guided by experienced and motivated managements; and, companies selling at attractive market valuations. The Adviser believes that companies with these characteristics will be rewarded by the market with higher stock prices over time and provide investment returns, on average, in excess of the S&P 500.

      At least 65% of the value of the Fund's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A or A-) of Standard & Poor's Corporation ("S&P"), or if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P's rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

Fixed-Income Investments

      To enhance income and stability, the Fund normally invests 25% to 50% of its net assets in investment-grade fixed-income securities. However, at least 25% of the Fund's net assets will always be invested in fixed-income securities. The Fund can invest in a broad range of corporate bonds and notes, convertible bonds, and preferred and convertible preferred securities. It may also purchase U.S. Government securities and obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Fund may also invest in obligations of international agencies, foreign debt securities (both U.S. dollar and non-U.S. dollar denominated), mortgage-backed and other asset-backed securities, municipal obligations, zero coupon securities, indexed securities, illiquid securities and reverse repurchase agreements, and engage in dollar-roll transactions.

      For liquidity and defensive purposes, the Fund may invest in money market securities such as commercial paper, banker's acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may also enter into repurchase agreements with respect to U.S. Government securities.

      The Fund's fixed-income component is of high quality. At least 75% of the value of the Fund's debt securities will be high grade, that is, rated within the three highest quality ratings of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A) or S&P (AAA, AA and A), or, if unrated, judged to be of equivalent quality as determined by the Adviser at the time of purchase. Securities must also meet credit standards applied by the Adviser. Moreover, the Fund does not purchase debt securities rated below Baa by Moody's or BBB by S&P. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. (See "APPENDIX.")

General Investment Objective and Policies of Scudder Income Fund

      The investment objective of Scudder Income Fund ("Income Fund") is to earn a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      The Fund invests primarily in a broad range of high-grade income-producing securities such as corporate bonds and government securities. The Fund may invest, from time to time, in convertible bonds, preferred stock, convertible preferred securities, fixed and adjustable rate bonds, debentures (convertible and non-convertible), stripped coupons and bonds, zero coupon securities, commercial paper and other money market instruments, asset-backed bonds and certificates, mortgage bonds and pass-through certificates, corporate notes (including convertible notes), equipment trust certificates, the bond portion of units with stock, or warrants to buy stock attached. The Fund may also invest, from time to time, in municipal obligations and restricted securities such as private placements. Proportions among the types of securities held by the Fund will vary from time to time depending on the judgment of the Fund's Adviser, as to the prospects of income related to the outlook for the economy and the securities markets, the quality of investments available, the level of interest rates, and other factors. However, it is a policy of the Fund to allocate its investments among industries and companies. The securities in which the Fund may invest are further described below and under "Investment objective and policies" and "Additional information about policies and investments" in the Fund's prospectus.

      Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated, in bonds judged by the Adviser to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa3 or BBB-or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent.

      Securities rated below investment-grade (those rated lower than Baa3 or BBB-) are commonly referred to as "junk bonds". These securities can entail greater price volatility and involve a higher degree of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities, and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

      Changes in portfolio securities are made on the basis of investment considerations and it is against the policy of management to make changes for trading purposes. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

      Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed by the Trustees without a shareholder vote.

General Investment Objective and Policies of Scudder Corporate Bond Fund

      Scudder Corporate Bond Fund ("Corporate Bond Fund") seeks a high level of current income through investment primarily in investment-grade corporate debt securities.

      The Fund invests in a broad range of investment-grade, income producing securities and, to a lesser extent, below investment grade bonds. The Fund is designed as a long-term investment for shareholders who can bear some credit, interest rate, and other bond market risks in exchange for the potential for high current income.

      Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

      The Fund invests, under normal market conditions, at least 65% of its total assets in investment grade debt securities. Investment-grade securities are those that are rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's Corporation ("S&P"), or if unrated, are of equivalent quality as determined by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"). In addition, the Fund may invest up to 35% of its net assets in securities in high yield, below investment-grade securities. Below investment-grade securities are rated "Ba1" or below by Moody's or "BB+" or below by S&P. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal. They generally involve a greater risk of default and, at times, can have more price volatility than higher rated securities.

      The Fund invests primarily in intermediate corporate bonds, but can also hold short-term and long-term issues. The dollar-weighted average maturity of the Fund's portfolio is expected to range from five to ten years. Longer-term bonds generally are more volatile than bonds with shorter maturities. While the Fund emphasizes corporate bonds and notes, it can also invest in U.S. Treasury and Agency securities, convertible and preferred securities, debt securities issued by real estate investment trusts ("REITs"), dollar rolls, trust preferred securities, mortgage-backed and other asset-backed securities, zero coupon securities, dollar-denominated debt of international agencies or investment grade foreign institutions, and money market instruments such as commercial paper, bankers acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may also invest in when-issued securities, indexed securities, repurchase agreements, reverse repurchase agreements, illiquid securities, and may engage in strategic transactions.

      The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar. While it is anticipated that the majority of the Fund's foreign investments will be denominated in the U.S. dollar, the Fund may invest, within the aforementioned limit, in foreign bonds denominated in local currencies, including those issued in emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

      The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and decline as interest rates rise.

      For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in money market and short-term instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such a defensive strategy may be utilized.

Investment process

      The Fund is designed to provide investors with a high level of monthly income. In pursuit of this objective, the Adviser seeks to construct a diversified portfolio of primarily investment-grade corporate bonds, and to a lesser extent, below investment-grade corporate bonds. The Adviser carefully monitors business and economic conditions in the U.S. and abroad and conducts its own research to identify attractive industry sectors and companies. In addition, the Adviser utilizes the ratings and analysis provided by the major rating agencies such as Moody's and S&P.

      The Fund will focus its investments in securities issued by investment-grade companies that are established in their industries, have stable cash flows and strong balance sheets. The Adviser will also invest, to a lesser extent, in corporate securities that are rated below investment-grade. Investing in high yielding, lower quality bonds involves various types of risks, including the risk of default; that is, the chance that issuers of bonds held in the portfolio will not make timely payment of either interest or principal. In comparison to investing in higher quality issues, high yield bond investors may be rewarded for the additional risks of high yield bonds through higher interest payments. The Adviser seeks to manage the risks of investing in below investment-grade company securities by using a research intensive process to identify companies that have, among other qualities, improving business prospects, positive credit trends, and growing cash flows.

The Adviser will invest in securities of a variety of maturities including short-term (bonds with maturities of less than five years), intermediate-term (bonds with maturities between five and ten years), and long-term (bonds with maturities greater than ten years). The Fund will invest primarily in intermediate bonds and the Fund's portfolio is expected to have a dollar weighted average maturity of five to ten years, which is considered intermediate maturity. The Fund's investment approach creates an overall investment-grade portfolio with an intermediate maturity that is designed to provide investors with a high level of monthly income.

General Investment Objective and Policies of Scudder High Yield Bond Fund

      Scudder High Yield Bond Fund ("High Yield Bond Fund") seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

      While the Fund's primary investment objective is high current income, it also pursues capital appreciation. Capital appreciation can occur, for example, from an improvement in the financial condition or credit rating of issuers whose securities are held by the Fund, or from a general drop in the level of interest rates, or a combination of both factors.

      The Fund can invest without limit in lower-quality domestic debt securities, sometimes referred to as "high yield" or "junk" bonds. These are non-investment grade debt securities, which are considered speculative investments by the major credit rating agencies. High yield bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high quality fixed-income securities.

      The Fund is designed as a long-term investment for investors able to bear credit, interest rate and other risks in exchange for the potential for high current income and capital appreciation. To encourage a long-term investment horizon, the Fund maintains a 1% redemption and exchange fee for shares held less than one year. This fee, described more fully under "Exchanges and Redemptions--Special Redemption and Exchange Information," is payable to the Fund for the benefit of remaining shareholders.

      Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

Investments

      In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. Below investment-grade securities are rated "Baa" or below by Moody's Investors Service, Inc. ("Moody's") or "BBB" or below by Standard and Poor's Corporation ("S&P"), or, if unrated, are of equivalent quality as determined by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"). During the fiscal year ended February 28, 1999, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the categories indicated:
   % BB,   % B and    % CCC. The Fund's Adviser intends to focus investments on
those securities qualifying for a Ba or B rating from Moody's or a BB or B rating from S&P, but has the flexibility to acquire securities qualifying for any rating category, as well as defaulted securities and non-rated securities. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories. Please refer to the attached "Appendix" for further information.

      In addition to domestic debt securities, the Fund may invest in a variety of other securities consistent with its investment objectives. In addition, other investments may include convertible and preferred securities, U.S. Treasury and Agency bonds, Brady bonds, mortgage-backed and asset-backed securities, common stocks and warrants, debt securities issued by real estate investment trusts ("REITs"), trust preferred securities, bank loans, loan participations, dollar rolls, indexed securities and illiquid securities and reverse repurchase agreements.

      The Fund may invest up to 25% of its total assets in foreign securities. While it is anticipated that the majority of the Fund's foreign investments will be denominated in U.S. dollars, the Fund may invest, within the aforementioned limit, in foreign bonds denominated in local currencies, including those issued in emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

      The Fund invests primarily in medium- and long-term fixed-income securities. However, there is no limitation as to the weighted average maturity of the Fund's portfolio and no restriction on the maturity of any individual security held in the portfolio. The Adviser will adjust the average portfolio maturity in light of actual or projected changes in economic and market conditions.

      Although the Fund is designed to provide monthly income to shareholders, it can invest in non-income producing debt securities. Such securities include zero coupon or other original issue discount bonds, which may pay interest only at maturity, or pay-in-kind bonds, which pay interest in the form of additional securities.

      The Fund may invest in when-issued or forward-delivery securities, and may engage in strategic transactions and utilize derivatives.

      To provide for redemptions, or in anticipation of investment in longer-term debt securities, the Fund may hold a portion of its portfolio investments in cash or cash equivalents including repurchase agreements and other types of money market instruments. In addition, to provide for redemptions or distributions, the Fund may borrow from banks in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes.

      For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments or invest all or a substantial portion of its assets in high quality domestic debt securities. It is impossible to accurately predict for how long such alternate strategies may be utilized.

Investment process

      The Fund involves above-average bond fund risk. Investing in high yielding, lower-quality bonds involves various types of risks including the risk of default; that is, the chance that issuers of bonds held in the portfolio will not make timely payment of either interest or principal. Risk of default can increase with changes in the financial condition of a company or with changes in the overall economy, such as a recession. In comparison to investing in higher quality issues, high yield bond investors may be rewarded for the additional risk of high yield bonds through higher interest payments and the opportunity for capital appreciation.

      The Adviser attempts to manage the risks of high yield investing, as well as to enhance investment return, through careful monitoring of business and economic conditions in the U.S. and abroad, and through conducting its own credit research along with utilizing the ratings and analysis provided by major rating agencies such as Moody's and S&P. The Adviser monitors, on a regular basis, the creditworthiness and business prospects of companies represented in the portfolio.

      Further, the Adviser attempts to manage risk through portfolio diversification. The Fund will typically invest in a variety of issuers and industries. Using a research-intensive security selection process, the Adviser will focus primarily on the following types of high yield opportunities:

o Young, growing companies with attractive business opportunities and positive credit trends

o Companies with stable to growing cash flows that have the ability to improve the strength of their balance sheets

o Established companies that may have experienced financial setbacks, but are displaying evidence of improving business trends

o     Securities judged to be undervalued

      The Adviser will rely on fundamental corporate credit analysis, incorporating proprietary credit screening tools.

Development of the High Yield Bond Market

      Over the course of this decade, the market for higher yielding domestic debt securities has changed dramatically. U.S. high yield bonds now total over $520 billion, about a quarter of the entire U.S. corporate bond market.

      TO BE UPDATED

--------------------------------------------------------------------------------

    [The following information was represented by a bar graph in the printed materials representing performance for the years 1987 through 1998.]

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Source: CS First Boston. High Yield Index Performance Review -- Chart depicts market size at the beginning of the year.

      In the early 1970s high yield bonds emerged as a way for new companies, companies with troubled credit histories, or any company without access to more traditional financing to raise capital. The category grew and changed from a small, illiquid market for special circumstances, to a larger, more liquid market offering an alternative way to raise capital to companies of every size and structure.

      As the economy strengthened throughout the 1980s, some companies began to replace more and more of the equity in their capital structure with high yield debt. In the late 1980s, many companies had little equity supporting the outstanding debt. Those who had anticipated continuing growth and increasing cash flows to contribute to debt service found that as the economy slowed, they were unable to pay their creditors. This led to defaults and the high yield bond market nearly collapsed under the weight of several factors including a recession, the bankruptcy of a major high yield bond underwriter, and the forced withdrawal of thrifts from this market.

      Expanding companies are now turning to the high yield bond market for financing real growth. The average quality of the overall high yield bond category has improved. There are many opportunities to buy the debt of growing companies or companies that may not yet have the track record necessary to utilize more traditional sources of financing. The conditions of these borrowing companies can improve over time, and as the quality of the debt improves, the prospect for price appreciation adds to the return from income.

High Yield Bonds-Portfolio Diversification

      The benefits of investing in high yield debt securities include the potential for superior yields and also portfolio diversification which may result in enhanced total returns with the potential for reduced overall portfolio risk. The yield spread offered by high yield bonds during the period from 1987-1998 is depicted in the following chart.

--------------------------------------------------------------------------------

    [The following information was represented by a bar graph in the printed materials representing a performance comparison for the
         Lehman High Yield Index and the Lehman Corporate Index for the
                         dates 1/31/87 through 1/31/98.]

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Source: Lehman Brothers. High quality corporate bond yields represented by Lehman Brothers Corporate Bond Index; high yield bond yields by Lehman Brothers High Yield Bond Index. This chart does not represent the performance of any Scudder fund.

High yield bonds show a relatively low correlation with both stocks and investment grade bonds. Due to this low correlation, high yield bonds offer diversification benefits to both equity and income portfolios.

      The following graph represents the historical risks and returns of selected unmanaged indices which track the performance of various combinations of United States securities (stocks, bonds, and high-yield bonds) for the ten year period ended December 31, 1997 (rebalanced annually); results for other periods will vary. The graph uses ten year annualized returns of the Lehman High Yield Bond Index, the Lehman Corporate Bond Index and the S&P 500 Index. Risk is measured by the standard deviation in the overall portfolio performance within each index.

--------------------------------------------------------------------------------
                             Returns and Volatility

 [The following information was represented by a plot point chart in the printed materials representing Annualized Total Returns and
                             Annualized Volatility.]

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
        Source: Lehman Brothers, 1988-1998. Rebalancing occurs annually.

      As shown above, a portfolio invested 20% in high yield bonds and 80% in investment grade bonds earned slightly greater returns with slightly more volatility than a portfolio invested exclusively in investment grade bonds. A portfolio invested 20% in high yield bonds and 80% in the S&P 500 has less volatility, with only slightly less return, than a portfolio invested exclusively in the S&P 500. Performance of an index is historical, does not represent performance of the Fund, and is not a guarantee of future results.

Master/feeder structure

      The Board of Trustees has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder structure fund as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investments and Investment Techniques

High Yield, High Risk Securities. Income Fund, Corporate Bond Fund and High Yield Bond Fund may invest in below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, which may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

      Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

      Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

High Yield Bond Fund - Debt Securities. High Yield Bond Fund may invest in securities rated lower than Baa/BBB and in unrated securities of equivalent quality in the Adviser's judgment. The Fund may invest in debt securities which are rated as low as C by Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest. The Fund may also purchase investment-grade bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. For more information about debt security ratings please refer to the attached "Appendix."

      The Adviser expects that a portion of the Fund's investments will be purchased at a discount to par value. To the extent developments in emerging markets result in improving credit fundamentals and rating upgrades for countries in emerging markets, the Adviser believes that there is the potential for capital appreciation as the improving fundamentals become reflected in the price of the debt instruments. The Adviser also believes that a country's sovereign credit rating (with respect to foreign currency denominated issues) acts as a "ceiling" on the rating of all debt issuers from that country. Thus, the ratings of private sector companies cannot be higher than that of their home countries. The Adviser believes, however, that many companies in emerging market countries, if rated on a stand alone basis without regard to the rating of the home country, possess fundamentals that could justify a higher credit rating, particularly if they are major exporters and receive the bulk of their revenues in U.S. dollars or other hard currencies. The Adviser seeks to identify such opportunities and benefit from this type of market inefficiency.

Corporate Bond Fund - Debt Securities. Corporate Bond Fund may purchase investment-grade bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. The Fund may invest in securities rated lower than Baa/BBB and in unrated securities of equivalent quality in the Adviser's judgment. The Fund may invest in debt securities which are rated as low as C by

Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. For more information about debt security ratings please refer to the attached "Appendix."

Trust Preferred Securities. Income Fund, Corporate Bond Fund and High Yield Bond Fund may invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

       If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Fund, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Fund, to sell their holdings.

Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

      Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

      The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")

Real Estate Investment Trusts. The Funds may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

      Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 as amended (the "Code"), and to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Each Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

      A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Funds to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

      When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of each Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

      FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets each Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet each Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

      In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Funds will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of each Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with each Fund's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with each Fund's investment objectives and policies, a Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

      Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust (Trust) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

      Each Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to each Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.

      The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Indexed Securities. Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

      Indexed securities differ from other types of debt securities in which the Funds may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

      Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities. Each Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest on the when-issued or forward delivery securities accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Funds make the commitment to purchase a security on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their net asset values. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Funds do not believe that their net asset values or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis.

Municipal Obligations. Balanced Fund, Income Fund and Corporate Bond Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Funds may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Funds have no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of each Fund's total assets.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

      A repurchase agreement provides a means for the Funds to earn income on funds for periods as short as overnight. It is an arrangement under which the Funds acquire a security ("Obligation") and the seller (i.e. the bank or the broker-dealer) agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price upon repurchase. In either case, the income to the Funds is unrelated to the interest rate on the Obligation itself. Obligations will be held by each Fund's custodian or in the Federal Reserve Book Entry System.

      For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Funds to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Funds subject to a repurchase agreement as being owned by the Funds or as being collateral for a loan by the Funds to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Funds may encounter delay and incur costs before being able to sell the security. Delays may cause loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Funds have not perfected a security interest in the Obligation, the Funds may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Funds would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Funds may incur a loss if the proceeds to the Funds of their sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the Obligation to deliver additional securities so that the value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase Commitments. Balanced Fund and Income Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Funds may purchase. Such transactions may not provide the Funds with collateral marked-to-market during the term of the commitment.

Dollar Roll Transactions. Each Fund may enter into "dollar roll" transactions, which consist of the sale by the Funds to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Funds receive a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Funds agree to buy a security on a future date.

      The Funds will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet their purchase obligations under the transactions. Each Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

      Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Funds because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Funds. For example, while the Funds receive a fee as consideration for agreeing to repurchase the security, the Funds forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Funds, thereby effectively charging the Funds interest on their borrowing. Further, although the Funds can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of each Fund's borrowing.

      The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Funds' right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Funds are able to purchase them. Similarly, the Funds may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Funds, the security that the Funds are required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Funds' use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

      The Trustees of the Trust, on behalf of the Funds, have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Funds will engage in such transactions only with counterparties selected pursuant to such guidelines.

Brady Bonds. High Yield Bond Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, the Philippines, Poland and Uruguay.

      Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets.

      Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. Approximately $152 billion in Brady Bonds have been issued in Africa, Asia, Eastern Europe, Latin America and the Middle East, with over 90% of these Brady Bonds being denominated in U.S. dollars.

Lending of Portfolio Securities. Each Fund may seek to increase their income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Funds have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Funds continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 5% of the value of each Fund's total assets at the time any loan is made.

Warrants. Each Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Reverse Repurchase Agreements. The Funds may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. Each Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. Each Fund may not borrow money, except as permitted under Federal law. Each Fund will borrow only when the Adviser believes that borrowing will benefit the Funds after taking into account considerations such as the costs of the borrowing. Each Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Funds' net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid. Each Fund has adopted 144A procedures.

      Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

      Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Foreign Securities. While the Funds generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities of the same types as the domestic securities in which the Funds may invest when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of each Fund.

      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect each Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, a Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

      Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

      To the extent that the Funds invest in foreign securities, each Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Funds' investment performance.

Convertible Securities. Each Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

      The convertible securities in which each Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As fixed-income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed-income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Depositary Receipts. Balanced Fund, Corporate Bond Fund and High Yield Bond Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Investing in Emerging Markets. Corporate Bond Fund and High Yield Bond Fund may invest in emerging markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

      Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

      Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

      Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

      In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

       The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Trust may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Funds' identification of such condition until the date of the SEC action, the Funds' securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

       Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Funds' investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.

   Sovereign Risk Ratings for Selected Emerging Market Countries as of 2/28/98
        (Source: J.P. Morgan Securities, Inc., Emerging Markets Research)

             Country              Moody's              Standard & Poor's
             -------              -------              -----------------

             Chile                Baa1                 A-
             Turkey               B1                   B
             Mexico               Ba2                  BB
             Czech Republic       Baa1                 A
             Hungary              Baa2                 BBB-
             Colombia             Baa3                 BBB-
             Venezuela            Ba2                  B

             Morocco              Ba1                  BB
             Argentina            Ba3                  BB
             Brazil               B1                   BB-
             Poland               Baa3                 BBB-
             Ivory Coast          NR                   NR

      The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Funds' ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

      Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Funds' net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

      Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

      Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

      Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Funds' portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds' assets should these conditions recur.

      The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

      To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

      Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Strategic Transactions and Derivatives. Each Fund may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as, hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each Fund's portfolio, enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

      In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of a Fund and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets (taken at market value) in illiquid securities.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

      Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

      Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a

Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

      Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch each Fund will segregate assets (or enter into any offsetting position) to cover obligations under swaps, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Euro conversion

The planned of a new European currency, the Euro, may result in uncertainties for European securities and operation of the Funds. The Euro was introduced on January 1, 1999 by eleven countries of the European Economic and Monetary Union
(EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. The Adviser is working to address Euro-related issues and understands that other key service providers are taking similar steps. However, at this time no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a fund holdings is negative, it could hurt the fund's performance. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate liquid high grade assets with its custodian to the extent that obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid assets equal to the exercise price.

      Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid securities denominated in that currency equal to that Fund's obligations or to segregate liquid assets equal to the amount of that Fund's obligation.

      OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

      Balanced Fund is under no restriction as to the amount of portfolio securities which may be bought or sold. Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of each Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

      Each Fund has elected to be classified as a non-diversified series of an open-end investment company. In addition, as a matter of fundamental policy, each Fund may not:

      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts relating to physical commodities;

      (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

      As a matter of non-fundamental policy each Fund does not currently intend to:

      (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (2) For Balanced Fund only enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (7) lend portfolio securities in an amount greater than 5% of its total assets.

      Income Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

      The foregoing restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

                                    PURCHASES

   (See "Purchases" and "Transaction information" in the Funds' prospectuses.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

      Each Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to each Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Funds will mail the proceeds of the redeemed account to the shareholder.

      Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

      Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Funds or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Funds or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Funds.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Funds by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Funds may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

      A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares of the Funds are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the applicable Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Funds prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Funds.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than each Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

      Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Funds when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Funds and the broker, ordinarily orders will be priced at the Funds' net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Funds' shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Funds at any time for any reason.

      The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Funds at any time for any reasons.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. Each Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

      The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

      (See "Exchanges and redemptions" and "Transaction information" in the
                              Funds' prospectuses.)

Special Redemption and Exchange Information for High Yield Bond Fund

      In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of High Yield Bond Fund held for less than one year are redeemable at a price equal to 99% of the then current net asset value per share. This 1% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

      The redemption discount will not be applied to (a) a redemption of shares of the Fund outstanding for one year or more, (b) shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund), (d) a redemption of shares due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation, or (e) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from High Yield Bond Fund may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information for High Yield Bond)" An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates for Income Fund or shares held in certain retirement accounts.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Trust and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      Any existing share certificates for Income Fund representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed as explained in that Fund's prospectus.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding share certificates for Income Fund or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The No-Load Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a

12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase no-load to distinguish funds in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                                                                 No-Load Fund
                     Scudder       8.50% Load   Load Fund with    with 0.25%
     YEARS        No-Load Fund        Fund      0.75% 12b-1 Fee   12b-1 Fee
--------------------------------------------------------------------------------

       10            $ 25,937       $ 23,733        $ 24,222       $ 25,354
--------------------------------------------------------------------------------

       15              41,772         38,222          37,698         40,371
--------------------------------------------------------------------------------

       20              67,275         61,557          58,672         64,282
================================================================================

      Investors are encouraged to review the fee tables of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See each Fund's Prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investors Centers

      Investors may visit any of the Centers maintained by The Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares, or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed in the prospectuses.

Reports to Shareholders

      The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

--------
IMF World Economic Outlook, 1997.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder Corporate Bond Fund seeks a high level of current income through investment primarily in investment-grade corporate debt securities.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Dividend & Growth Fund seeks high current income and long-term growth of capital through investment in income paying equity securities.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

      Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund** seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth

      Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.

GLOBAL EQUITY

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund*** seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

----------
***   Only the International Shares are part of the Scudder Family of Fund

      Scudder Global Discovery Fund** seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

INDUSTRY SECTOR FUNDS

   Choice Series

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFERRED SERIES

      Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

      Scudder Tax Managed Small Company Fund seeks long-term growth of capital on an after-tax basis through investment primarily in undervalued stocks of small U.S. companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor

Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal
                        Plan" in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service ("IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the Federal income tax treatment of the plan. State tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25             $253,680          $973,704         $4,091,908
        35              139,522           361,887            999,914
        45               69,439           126,005            235,620
        55               26,414            35,062             46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25             $119,318          $287,021          $741,431
        35              73,094            136,868           267,697
        45              40,166            59,821            90,764
        55              16,709            20,286            24,681

Scudder Roth IRA:  Individual Retirement Account

      Shares of the Funds may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

      An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan. In this case, the minimum initial investment is $500.

      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distributions" and "Taxes" in the Funds' prospectuses.)

      Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, that Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

      Balanced Fund and Income Fund intend to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of each Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

      Corporate Bond Fund and High Yield Bond Fund dividends from their net investment income are declared daily and distributed monthly. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax, although an additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of each Fund. Distributions for High Yield Bond Fund are not subject to the 1% redemption fee, whether paid in cash or reinvested. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash. Additional distributions may be made if necessary.

      Both types of distributions will be made in shares of that Fund and confirmation will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

           (See "Performance information" in the Funds' prospectuses.)

      From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operation), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

P      =     a hypothetical initial investment of $1,000.
T      =     Average Annual Total Return.
n      =     number of years.
ERV    =     ending  redeemable value: ERV is the value,
             at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

TO BE UPDATED

         Average Annual Total Return for periods ended December 31, 1998


                   One Year    Five Years    Ten Years    Life of Fund(1)*
                   --------    ----------    ---------    ----------------

Balanced Fund         %            --            --             %
Income Fund                         %             %            --

         Average Annual Total Return for periods ended January 31, 1999

                       One Year    Five Years    Ten Years    Life of Fund(1)*
                       --------    ----------    ---------    ----------------

Corporate Bond Fund       %            --            --              %
High Yield Bond Fund                    %             %             --

(1)   For the period beginning January 4, 1993 (commencement of operations).

* The Adviser maintained Fund expenses for the period January 4, 1993 (commencement of operations) through December 31, 1993 and for the three fiscal years ended December 31, 1997. The Average Annual Total Return for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.

Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
Where:

C      =     Cumulative Total Return.
P      =     a hypothetical initial investment of $1,000.
ERV    =     ending  redeemable value: ERV is the value,
             at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

TO BE UPDATED

           Cumulative Total Return for periods ended December 31, 1998


                   One Year    Five Years    Ten Years    Life of Fund(1)*
                   --------    ----------    ---------    ----------------

Balanced Fund         %            --            --             %
Income Fund                         %             %            --

         Average Annual Total Return for periods ended January 31, 1999

                       One Year    Five Years    Ten Years    Life of Fund(1)*
                       --------    ----------    ---------    ----------------

Corporate Bond Fund       %            --            --              %
High Yield Bond Fund                    %             %             --

(1)   For the period beginning January 4, 1993 (commencement of operations)

* The Adviser maintained Fund expenses for the period January 4, 1993 (commencement of operations) through December 31, 1993 and for the three fiscal years ended December 31, 1997. The Cumulative Total Return for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.

Total Return

      Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield for Scudder Income Fund

      Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                         YIELD = 2 [(a-b)/cd + 1)^6 - 1]

     Where:

a    =    dividends and interest earned during the period.
b    =    expenses accrued for the period (net of reimbursements).
c    =    the average daily number of shares outstanding during the period that were entitled to receive dividends.
d    =    the maximum offering price per share on the last day of the period.

     For the period ended December 31, 1998, the Fund's SEC yield was ___%.

      Quotations of a Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of that Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of that Fund's expenses. In periods of declining interest rates a Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates that Fund's quoted yield will tend to be somewhat lower.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

             (See "Investment Adviser" in the Funds' prospectuses.)

      The Funds are separate diversified series of Scudder Portfolio Trust, formerly Scudder Income Fund, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The Trust's predecessor was organized as a Massachusetts corporation in 1928 by the investment counsel firm of Scudder, Stevens & Clark, Inc., the predecessor to Scudder Kemper Investments, Inc.

      On November 4, 1987, the par value of the shares of beneficial interest of the Trust was changed from no par value to $0.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends, and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in each Fund's prospectus.

      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

      The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

      The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

             (See "Investment Adviser" in the Funds' prospectuses.)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The

Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder, those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, the Trustees approved new investment management agreements between the Funds and the Adviser on August 12, 1997. At the special meeting of the Funds' shareholders held on October 24, 1997, the shareholders also approved the investment management agreements. The investment management agreements became effective as of December 31, 1997.

      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, the Funds' existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the date of execution and termination. The Agreements became effective September 7, 1998, upon the termination of the then current investment management agreements and were approved at a shareholder meeting held on December 15, 1998.

      The Agreements dated September 7, 1998 were approved by the Trustees on August 10, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

      Under each Agreement, the Adviser provides a Fund with continuing investment management for that Fund's portfolio consistent with the Fund's investment objective, policies, and restrictions, and determines what securities will be purchased for the portfolio of that Fund, what portfolio securities will be held or sold by a Fund, and what portion of a Fund's assets will be held uninvested, subject always to the provisions of the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code, a Fund's investment objective, policies, and restrictions, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of a Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of a Fund.

      The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds is (such as the Funds' transfer agent, pricing agents, custodian, accountants, and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state, and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers, and executive employees of the Trust affiliated with the Adviser, and makes available, without expense to the Trust, the services of such Trustees, officers, and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve, and to any limitations imposed by law, and provides the Trust's office space and facilities.

TO BE UPDATED

      For the Adviser's services, Balanced Fund pays the Adviser 0.70%, payable monthly, provided the Fund will make such interim payments as may be requested by Scudder not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. From January 1, 1997 through October 31, 1997, the Adviser had voluntarily agreed to waive management fees or reimburse the Fund to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.00% of the average daily net assets. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. During the fiscal year ended December 31, 1995, the Adviser did not impose a portion of its management fee amounting to $308,877 and the fee imposed amounted to $231,419. For the fiscal year ended December 31, 1996, the Adviser did not impose a portion of its management fee amounting to $387,170 and the fee imposed amounted to $340,364. For the fiscal year ended December 31, 1997, the Adviser did not impose a portion of its management fee amounting to $483,894 and the fee imposed amounted to $480,340, of which $48,092 is unpaid at December 31, 1997.

      For the Adviser's services, Income Fund pays the Adviser a fee equal to
0.65 of 1% on the first $200 million of the Funds' average daily net assets,
0.60 of 1% on the next $300 million of such net assets and 0.55 of 1% on such net assets in excess of $500 million. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the years ended December 31, 1997, 1996 and 1995 the Adviser charged the Fund aggregate fees pursuant to its then effective investment advisory agreement of $3,750,067, $3,516,782 and $3,207,423, respectively. Net assets as of December 31, 1997 were $695,255,717.

      Under each Agreement a Fund is responsible for all of its other expenses including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing share certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. The Funds are also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of a Fund for portfolio pricing services, if any.

      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Funds' expense.

      Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

      None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of that Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                                        Position with
                                          Position with                                                 Underwriter, Scudder
Name, Age and Address                     Fund                       Principal Occupation**             Investor Services, Inc.
---------------------                     -------------              ----------------------             -----------------------
Daniel Pierce+*= (64)                     President and Trustee      Managing Director of Scudder       Director, Vice President
                                                                     Kemper Investments, Inc.           and Assistant Treasurer

                                                                                                        Position with
                                          Position with                                                 Underwriter, Scudder
Name, Age and Address                     Fund                       Principal Occupation**             Investor Services, Inc.
---------------------                     -------------              ----------------------             -----------------------
Henry P. Becton, Jr. (54)125 Western      Trustee                    President and General Manager,        --
Avenue Allston, MA 02134                                             WGBH Educational Foundation

Dawn-Marie Driscoll (51)                  Trustee                    Executive Fellow, Center for          --
4909 SW 9th Place                                                    Business Ethics, Bentley
Cape Coral, FL  33914                                                College; President, Driscoll
                                                                     Associates

Peter B. Freeman (65)                     Trustee                    Corporate Director and Trustee        --
100 Alumni Avenue
Providence, RI  02906

George M. Lovejoy, Jr.= (68)              Trustee                    President and Director, Fifty         --
50 Congress Street, Suite 543                                        Associates
Boston, MA  02109                                                    (real estate corporation)

Wesley W. Marple, Jr. (66)                Trustee                    Professor of Business                 --
Northeastern University                                              Administration, Northeastern
413 Hayden Hall                                                      University, College of Business
360 Huntington Ave.                                                  Administration
Boston, MA  02115

Kathryn L. Quirk*# (45)                   Trustee, Vice President    Managing Director of Scudder       Director, Assistant
                                          and Assistant Secretary    Kemper Investments, Inc.           Treasurer and Senior Vice
                                                                                                        President

Jean C. Tempel (55)                       Trustee                    Managing Partner,                     --
Technology Equity Partners                                           Technology Equity Partners
Ten Post Office Square
Suite 1325
Boston, MA

Kelly D. Babson+* (39)                    Vice President             Senior Vice President of Scudder      --
                                                                     Kemper Investments, Inc.

William M. Hutchinson+(51)                Vice President             Senior Vice President of Scudder      --
                                                                     Kemper Investments, Inc.

Thomas W. Joseph+ (59)                    Vice President             Senior Vice President of Scudder   Vice President, Director,
                                                                     Kemper Investments, Inc.           Treasurer and Assistant
                                                                                                        Clerk

Valerie F. Malter# (39)                   Vice President             Senior Vice President of Scudder      --
                                                                     Kemper Investments, Inc.

                                                                                                        Position with
                                          Position with                                                 Underwriter, Scudder
Name, Age and Address                     Fund                       Principal Occupation**             Investor Services, Inc.
---------------------                     -------------              ----------------------             -----------------------
Ann M. McCreary # ( )                     Vice President             Managing Director of Scudder          --
                                                                     Kemper Investments, Inc.

Stephen Wohler+ (49)                      Vice President             Managing Director of Scudder          --
                                                                     Kemper Investments, Inc.

Thomas F. McDonough+ (51)                 Vice President and         Senior Vice President of Scudder   Assistant Clerk
                                          Secretary                  Kemper Investments, Inc.


John R. Hebble+ (39)                      Treasurer                  Senior Vice President, Scudder        --
                                                                     Kemper Investments, Inc.

Caroline Pearson+ (36)                    Assistant Secretary        Vice President, Scudder Kemper        --
                                                                     Investments, Inc.; Associate,
                                                                     Dechert Price & Rhoads (law
                                                                     firm) 1989 to 1997

* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust (within the meaning of the 1940 Act).

** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

= Messrs. Lovejoy, Marple and Pierce are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

+     Address: Two International Place, Boston, Massachusetts

#     Address: 345 Park Avenue, New York, New York

      As of March 31, 1999, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) ________ shares, or ____% of the shares of the Balanced Fund.

      As of March 31, 1999, ________ shares in the aggregate, _____% of the outstanding shares of the Balanced Fund, were held in the name of Scudder, Stevens & Clark, Inc. Profit Sharing & 401(k) Plan Trust One, Attn: Peter Drexler, 345 Park Avenue, New York, NY 10154-0004, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      As of March 31, 1999, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) _______ shares, or ____% of the shares of the Income Fund.

      As of March 31, 1999, ________ shares in the aggregate, _____% of the outstanding shares of Income Fund, were held in the name of State Street Bank & Trust Co., Custodian for the Scudder Pathway Series, One Heritage Drive, Quincy, MA 02171-2128, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      Certain accounts for which the Adviser acts as investment adviser owned ________ shares in the aggregate, or _______% of the outstanding shares of the Income Fund on March 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial interest in such shares.

      As of March 31, 1999, shares in the aggregate, % of the outstanding shares of High Yield Bond Fund, were held in the name of Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      As of March 31, 1999, shares in the aggregate, % of the outstanding shares of High Yield Bond Fund, were held in the name of State Street Bank & Trust Co., Custodian for the Scudder Pathway Series, Balanced Portfolio, One Heritage Drive #P5S, Quincy, MA 02171-2105, who may be deemed to be the beneficial owner of these shares, but disclaims any beneficial ownership therein.

      As of March 31, 1999, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) _______ shares, or ____% of the shares of the Corporate Bond Fund.

      To the knowledge of the Trust, as of March 31, 1999, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

      The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from the Funds of Scudder Portfolio Trust: an annual Trustee's fee of $2,400 for a Fund in which total net assets do not exceed $100 million; $4,800 for a Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for a Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

      The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of the Scudder funds as a group.

Name                          Scudder Portfolio Trust*     All Scudder Funds
----                          ------------------------     -----------------

Henry Becton, Jr., Trustee           $19,063               $135,000 (28 funds)

Dawn-Marie Driscoll,                 $20,475               $145,000 (28 funds)
Trustee

Peter B. Freeman, Trustee            $21,549               $172,425 (46 funds)

George M. Lovejoy, Jr.,              $19,063               $148,600 (29 funds)
Trustee

Wesley W. Marple, Jr.,               $19,063               $135,000 (28 funds)
Trustee

Jean C. Tempel, Trustee              $19,031               $135,000 (29 funds)

* Scudder Portfolio Trust consists of four funds: Scudder Balanced Fund, Scudder Income Fund, Scudder High Yield Bond Fund and Scudder Corporate Bond Fund.

      Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

      No fees were incurred by the Funds with respect to the alliance with B.A.T.

                                   DISTRIBUTOR

      The Trust, on behalf of each Fund, has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of a Fund. The underwriting agreement was last approved by the Trustees on August 10, 1998.

      Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Funds; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 plan is in effect which provides that a Fund will bear some or all of such expenses. As agent, the Distributor currently offers the Funds' shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value and no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

      Note: Although the Funds do not currently have a 12b-1 Plan, a Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

                                      TAXES

                    (See "Taxes" in the Funds' prospectuses.)

      Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of Scudder Income Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

      Many futures and forward contracts entered into by the Funds and listed nonequity options written or purchased by the Funds (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Positions of a Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Notwithstanding any of the foregoing, recent tax law changes may require each Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      A Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

      Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

      Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

      The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

TO BE UPDATED

      For the fiscal years ended December 31, 1998, 1997 and 1996, Balanced Fund
paid brokerage commissions of $      , $85,249 and $87,557, respectively. In the
fiscal year ended December 31, 1998, Balanced Fund paid $ (

% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $ ( % of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      For the fiscal years ended December 31, 1998, 1997 and 1996, Income Fund paid no brokerage commissions.

Portfolio Turnover

      Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage and transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet each Fund's objective. For the years ended December 31, 1997 and 1998 the portfolio turnover rate for Income Fund was 66.9% and %, respectively and for Scudder Balanced Fund it was 69.7% and , respectively, for Scudder Corporate Bond Fund it was % and %, respectively, and for Scudder High Yield Bond Fund it was % and %, respectively.

                                 NET ASSET VALUE

      The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

      Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Funds' Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

      The Financial Highlights of each Fund included in the Funds' prospectuses, and the Financial Statements incorporated by reference to the Statement of Additional Information, are so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand, L.L.P. is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

      The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

      The CUSIP number of Balanced Fund is 811192-20-2.

      The CUSIP number of Income Fund is 811192-10-3.

      The CUSIP number of High Yield Bond Fund is 811192-30-1.

      The CUSIP number of Corporate Bond Fund is 811192-40-0.

      Balanced Fund and Income Fund have a fiscal year end of December 31. High Yield Bond Fund has a fiscal year end of Corporate Bond Fund has a fiscal year end of

      Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in light of each Fund's objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

      Portfolio securities of each Fund are held separately pursuant to a custodian agreement by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

      The law firm of Dechert Price & Rhoads is counsel to each Fund.

      The name "Scudder Portfolio Trust" is the designation of the Trust for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with a Fund must look solely to the property of a Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of a Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

TO BE UPDATED

      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Fund. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

Scudder Fund Accounting Corporation charged Balanced Fund an aggregate fee of $48,318 of which $4,128 is unpaid and Income Fund an aggregate fee of $91,363, of which $7,208 is unpaid for the fiscal year ended December 31, 1997.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund. Each Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant.

The Service Corporation fees incurred for the year ended December 31, 1997 for Balanced Fund amounted to $269,472, of which $23,120 is unpaid and $787,239, of which $65,400 is unpaid for Income Fund.

      The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      Scudder Trust Company, Two International Place, Boston, MA 02110-4103, a subsidiary of the Adviser provides recordkeeping and other services in connection with certain retirement and employee benefit plans for each Fund. Each Fund pays Scudder Trust Company an annual fee of $29.00 for each account maintained for a participant.

The fees incurred for the year ended December 31, 1997 for Balanced Fund amounted to $294,504, of which $26,529 is unpaid and $1,641,229, of which $162,040 is unpaid for Income Fund.

      The Funds' prospectuses and this combined Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Balanced Fund

      The financial statements, including the Investment Portfolio of Balanced Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated December 31, 1998, and are deemed to be a part of this Statement of Additional Information.

Scudder Income Fund

      The financial statements, including the Investment Portfolio of Income Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated December 31, 1998, and are deemed to be a part of this Statement of Additional Information.

Scudder Corporate Bond Fund

      The financial statements, including the Investment Portfolio of Corporate Bond Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual
Report to Shareholders of the Fund dated   , and are deemed to be a part of this
Statement of Additional Information.

Scudder High Yield Bond Fund

      The financial statements, including the Investment Portfolio of High Yield Bond Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual
Report to Shareholders of the Fund dated   , and are deemed to be a part of this
Statement of Additional Information.

                                    APPENDIX

      The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

      Standard & Poor's Corporation:

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      Moody's:

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

      The investment process involves assessment of various factors--such as product and industry position, corporate resources and financial policy--with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Corporation believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

      Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

      Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

      The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years--a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

      Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

      The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest              B+  Average             C  Lowest
A   High                 B   Below Average       D  In Reorganization
A-  Above Average        B-  Lower

      NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

      The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

      A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

                             SCUDDER PORTFOLIO TRUST

                            PART C. OTHER INFORMATION

Item 23.                      Exhibits:
--------

                              1.       (a)(1)   Amended and Restated Declaration of Trust dated November 3, 1987 is incorporated by reference to Post-Effective Amendment No. 69.

                                       (a)(2)   Certificate of Amendment of Declaration of Trust dated November 13,
                                                1990 is incorporated by reference to Post-Effective Amendment No.
                                                69.

                                       (a)(3)   Certificate of Amendment of Declaration of Trust dated October 13,
                                                1992 is incorporated by reference to Post-Effective Amendment No.
                                                69.

                                       (a)(4)   Establishment and Designation of Series dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69.

                                       (a)(5)   Establishment and Designation of Series dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 61.

                                       (a)(6)   Establishment and Designation of Series, on behalf of Corporate
                                                Bond Fund, dated August 25, 1998, is filed herein.

                              2.       (a)(1)   By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 69.

                                       (a)(2)   Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 69.

                              3.                Inapplicable.

                              4.                Specimen certificate representing shares of beneficial interest for
                                                Scudder Income Fund with $0.01 par value is incorporated by reference to Post-Effective Amendment No. 50 to the Registration
                                                Statement ("Post-Effective Amendment No. 50").

                              5.       (a)      Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder, Stevens & Clark, Inc.
                                                ("Scudder") dated November 14, 1990 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (b)      Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder dated December 28, 1992 is incorporated by reference to Post-Effective Amendment No. 69.

                                       (c)      Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder dated June 28, 1996 is incorporated by reference to Post-Effective Amendment No. 63.

                                       3

                                       (d)      Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated
                                                December 31, 1997 is. incorporated by reference to Post-Effective
                                                Amendment No. 71.

                                       (d)(1)   Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc.
                                                dated December 31, 1997 is incorporated by reference to
                                                Post-Effective Amendment No. 71.

                                       (d)(2)   Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments,
                                                Inc. dated December 31, 1997 is incorporated by reference to
                                                Post-Effective Amendment No. 71.

                                       (d)(3)   Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments,
                                                Inc. dated September 7,1998 is filed herein.

                              6.       (a)      Underwriting Agreement between the Registrant and Scudder Fund
                                                Distributors, Inc., dated September 10, 1985 is incorporated by reference to Post-Effective Amendment No. 69.

                                       (b)      Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc., dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69.

                                       (c)      Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc., dated  September 7, 1998, is filed herein.

                              7.                Inapplicable.

                              8.       (a)(1)   Custodian Contract and fee schedule between the Registrant and
                                                State Street Bank and Trust Company ("State Street") dated December
                                                31, 1984 is incorporated by reference to Post-Effective Amendment
                                                No. 69.

                                       (a)(2)   Fee schedule for Exhibit 8(a)(1) dated October 7, 1986 is
                                                incorporated by reference to Post-Effective Amendment No. 69.

                                       (a)(3)   Amendment to Custodian Contract between the Registrant and State
                                                Street dated April 1, 1985 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (a)(4)   Amendment to Custodian Contract between the Registrant and State
                                                Street dated March 10, 1987 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (a)(5)   Amendment to Custodian Contract between the Registrant and State
                                                Street dated March 10, 1987 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (a)(6)   Amendment to Custodian Contract between the Registrant and State
                                                Street dated August 11, 1987 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       4

                                       (a)(7)   Amendment to Custodian Contract between the Registrant and State
                                                Street dated August 9, 1988 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (a)(8)   Fee schedule for Exhibit 8(a)(1) is incorporated by reference to
                                                Post-Effective Amendment No. 60.

                                       (a)(9)   Amendment to Custodian Contract between the Registrant and State
                                                Street dated April 9, 1996 is incorporated by reference to
                                                Post-Effective Amendment No. 63.

                                       (a)(10)  Fee schedule for Exhibit 8(a)(9) is incorporated by reference to
                                                Post-Effective Amendment No. 63.

                                       (b)(1)   Subcustodian Agreement with fee schedule between State Street and
                                                The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 69.

                              9.       (a)(1)   Transfer Agency and Service Agreement with fee schedule between the
                                                Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 69.

                                       (a)(2)   Revised Fee Schedule dated October 1, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 67.

                                       (a)(3)   Revised Fee Schedule dated October 1, 1996 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 67.

                                       (b)(1)   COMPASS Service Agreement with fee schedule with Scudder Trust
                                                Company dated January 1, 1990 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (b)(2)   COMPASS Service Agreement between Scudder Trust Company and the
                                                Registrant dated October 1, 1995 is incorporated by reference to
                                                Post-Effective Amendment No. 61.

                                       (b)(3)   Revised Fee Schedule dated October 1, 1996 for Exhibit 9(b)(2) is incorporated by reference to Post-Effective Amendment No. 67.

                                       (c)(1)   Service Agreement between Copeland Associates, Inc. and Scudder
                                                Service Corporation (on behalf of Scudder Balance Fund) dated June
                                                8, 1995 is incorporated by reference to Post-Effective Amendment
                                                No. 62, Exhibit 9(f).

                                       (d)      Shareholder Services Agreement between the Registrant and Charles
                                                Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 69.

                                       (e)(1)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Fund Accounting
                                                Corporation dated January 18, 1995 is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       5

                                       (e)(2)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Fund Accounting
                                                Corporation dated January 12, 1995 is incorporated by reference to
                                                Post-Effective Amendment No. 60.

                                       (e)(3)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Fund Accounting
                                                Corporation dated June 28, 1996 is incorporated by reference to
                                                Post-Effective Amendment No. 63.

                                       (f)      Service Agreement between Copeland Associates, Inc. and Scudder
                                                Service Corporation (on behalf of Scudder Balanced Fund) dated June
                                                8, 1995 is incorporated by reference to Post-Effective Amendment
                                                No. 62.

                              10.               Inapplicable.

                              11.               Consent of Independent Auditors is to be filed by amendment

                              12.               Inapplicable.

                              13.               Inapplicable.

                              14.      (a)      Scudder Flexi-Plan for Corporations and Self-Employed Individuals
                                                is incorporated by reference to Post-Effective Amendment No. 69.

                                       (b)      Scudder Individual Retirement Plan is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (c)      SEP-IRA is incorporated by reference to Post-Effective Amendment
                                                No. 69.

                                       (d)      Scudder Funds 403(b) Plan is incorporated by reference to
                                                Post-Effective Amendment No. 69.

                                       (e)      Scudder Cash or Deferred Profit Sharing Plan under Section 401(k)
                                                is incorporated by reference to Post-Effective Amendment No. 69.

                              15.               Inapplicable.

                              16.               Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 69.

                              17.               Financial Data Schedule is to be filed by amendment

                              18.               Inapplicable.

Power of Attorney for Daniel Pierce, Henry P. Becton, Jr., George M. Lovejoy, Jr. and Wesley W. Marple, Jr. is incorporated by reference to the Signature Page of Post-Effective Amendment No. 69.

Power of Attorney for Jean C. Tempel is incorporated by reference to the Signature Page of Post-Effective Amendment No. 60.

Power of Attorney for Dawn-Marie Driscoll, Kathryn L. Quirk and Peter B. Freeman is incorporated by reference to the signature page of Post-Effective Amendment No. 70.

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the
                  Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

                                       9

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

                                       10

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Treasurer
         Two International Place                                                   and Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President         None
         345 Park Avenue                   and Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30           Undertakings.
-------           -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on February 25, 1999.


                                         SCUDDER PORTFOLIO TRUST

                                         By   /s/Thomas F. McDonough
                                              ----------------------------
                                              Thomas F. McDonough
                                              Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 25, 1999
                                            Officer) and Trustee

/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 25, 1999

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 25, 1999

/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 25, 1999

/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 25, 1999

/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 25, 1999

/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and Assistant        February 25, 1999
                                            Secretary

/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 25, 1999

/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           February 25, 1999
                                            Accounting Officer)


*By: /s/Thomas F. McDonough
     -----------------------------------
     Thomas F. McDonough**

**   Attorney-in-fact pursuant to a
     power of attorney contained in the
     signature page of the
     Post-Effective Amendment Nos. 52,
     60 and 70 to the Registration
     Statement filed February 22, 1991,
     April 17, 1995 and March 2, 1998,
     respectively.

                                                       File No.2-13627
                                                       File No. 811-42

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 77
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 38
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER PORTFOLIO TRUST

                             SCUDDER PORTFOLIO TRUST

                                  EXHIBIT INDEX

                                 Exhibit 1(a)(6)
                                  Exhibit 6(c)

                                       2